Employee benefits (Details) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Current service cost	₨ 364	₨ 328	₨ 281
Interest on defined benefit liability	30	33	8
Past service cost	17
Gratuity cost recognized in income statement	₨ 411	₨ 361	₨ 289